Fair Value - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Impaired loan servicing rights		$ 9
Amortized cost		11
Valuation allowance		2
Charge-offs amount of loans		2,638
Valuation allowance of impaired loans	611
Additional provision for loan losses	1,802
Unpaid principal balance of impairment loan - collateral	$ 5,909	$ 10,069
Period of loan due	90 days